Average Annual Total Returns	12 Months Ended
Sep. 30, 2013
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	43.86%
Five Years	26.99%
Ten Years	8.35%
Inception Date	Dec. 17, 2001
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.54%)
Since Inception	(0.86%)
Inception Date	Oct. 16, 2012
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.53%)
Since Inception	(0.83%)
Inception Date	Oct. 17, 2012
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.62%)
Since Inception	(0.97%)
Inception Date	Oct. 16, 2012
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.55%)
Since Inception	(0.88%)
Inception Date	Oct. 12, 2012
Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.98%
Five Years	16.67%
Ten Years	6.80%
Inception Date	Jun. 29, 2000
Return After Taxes on Distributions | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	38.69%
Five Years	25.85%
Ten Years	7.32%
Return After Taxes on Distributions | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.56%)
Since Inception	(0.88%)
Return After Taxes on Distributions | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.63%)
Since Inception	(1.00%)
Return After Taxes on Distributions | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.57%)
Since Inception	(0.93%)
Return After Taxes on Distributions | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.38%
Five Years	16.28%
Ten Years	6.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	25.56%
Five Years	22.06%
Ten Years	6.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.87%)
Since Inception	(0.65%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.92%)
Since Inception	(0.75%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.88%)
Since Inception	(0.69%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	19.70%
Five Years	13.54%
Ten Years	5.45%
Based on Market Value | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.52%)
Since Inception	(0.74%)
Russell 3000 Value Index | Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.69%
Five Years	16.75%
Ten Years	7.66%
Russell 3000 Value Index | Vanguard U.S. Value Fund | Vanguard U.S. Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	32.69%
Five Years	16.75%
Ten Years	7.66%
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.59%)
Since Inception	(1.14%)
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.59%)
Since Inception	(1.09%)
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.59%)
Since Inception	(1.14%)
Barclays U.S. TIPS 0-5 Year Index | Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.59%)
Since Inception	(1.15%)